Financial assets and liabilities - Additional Information Borrowings (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended						6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Dec. 22, 2022	Nov. 19, 2021	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) acquisition shares	Dec. 31, 2025 USD ($) acquisition $ / shares shares	Dec. 31, 2024	Nov. 30, 2021	Jun. 30, 2018 USD ($)	Dec. 31, 2025 USD ($) acquisition shares	Jun. 30, 2026 USD ($) shares	May 31, 2026 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 AUD ($) acquisition shares	Nov. 25, 2025 shares	Dec. 01, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings													$ 121,039	$ 0	$ 0
Repayments of borrowings, classified as financing activities													$ 124,981	$ 7,824	10,000
Number of shares warrants granted to purchase (in shares) | shares				884,838							884,838		884,838	884,838			1,600,000
Share Price (in USD/AUD per share) | $ / shares	$ 3.20					$ 3.20
Warrant exercise term					5 years					5 years
Borrowings				$ 119,235							$ 119,235		$ 119,235	$ 121,894
Fixed interest rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 127,334							$ 127,334		127,334	128,157
American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of premium for volume-weighted average price	15.00%				15.00%
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value of warrants issued					$ 4,000	$ 4,000				$ 4,000						$ 5.9
Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Depository receipt ratio	10				10	10				10						10
Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of premium for volume-weighted average price		15.00%	15.00%
Remeasurement of borrowing arrangements within finance gains (loss)													$ (1,500)	(200)	(2,300)
NovaQuest Capital Management, L.L.C.
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings principal amortization period				4 years					4 years		4 years		4 years
Remeasurement of borrowing arrangements within finance gains (loss)													$ 500	(200)	(100)
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity, term									8 years
Borrowings, interest period									4 years
Borrowings term									8 years
Sales percentage against payment cap amount				25.00%							25.00%		25.00%
NovaQuest Capital Management, L.L.C. | Tranche one | Fixed interest rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate									15.00%
Borrowings									$ 30,000
Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 125,000				$ 125,000	$ 125,000				$ 125,000
Borrowings maturity, term	5 years				5 years
Proceeds from borrowings				$ 50,000	$ 75,000						$ 125,000
Borrowing facilities, remaining borrowing capacity				$ 50,000							$ 50,000		$ 50,000
Borrowings, interest rate				8.00%	8.00%	8.00%				8.00%	8.00%		8.00%			8.00%
Gain (loss) recognized remeasurement of borrowing arrangements													$ 1,000	$ 0	$ 0
Borrowings term					5 years
Minimum unrestricted cash balance				$ 25,000							$ 25,000		$ 25,000
Borrowings - Credit-line facility | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares) | shares	322,576				322,576	322,576				322,576						322,576
Borrowings - Credit-line facility | Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants granted to purchase shares (in shares)	3,225,756				3,225,756	3,225,756				3,225,756						3,225,756
Senior debt facility | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity, term								5 years
Repayments of borrowings, classified as financing activities					$ 41,700
Borrowings, interest rate								9.75%
Borrowings, interest period							3 years	3 years
Percentage of principal amortizes over two years							5.00%	5.00%
Borrowings principal amortization period								2 years
Borrowings, unpaid interest portion per annum								1.75%
Borrowings																		$ 52,200
Senior debt facility | Oaktree Capital Management, L.P. | Quarterly payments
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate								8.00%
Senior debt facility | Oaktree Capital Management, L.P. | Tranche one
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate								9.75%
Senior debt facility | NovaQuest Capital Management, L.L.C.
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of borrowings, classified as financing activities				$ 50,400								$ 14,600
Loan And Security Agreement | NovaQuest Capital Management, L.L.C.
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of borrowings, classified as financing activities					$ 25,000